UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03451

                             SEI DAILY INCOME TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                    DATE OF FISCAL YEAR END: JANUARY 31, 2007

                    DATE OF REPORTING PERIOD: OCTOBER 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


Money Market Fund
October 31, 2006 (unaudited)


--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (A) -- 38.6%
ASSET BACKED - FINANCIAL SERVICES (E) -- 38.6%
  Crown Point Capital
      5.357%, 01/10/07                              $   30,000       $   29,693
  Dakota Notes
      5.370%, 11/07/06                                  25,000           24,978
  Gotham Funding
      5.306%, 11/14/06                                  50,000           49,905
  Grampian Funding LLC
      5.366%, 11/13/06                                  35,000           34,938
  Greyhawk Funding LLC
      5.379%, 12/08/06                                  29,500           29,341
      5.318%, 01/22/07                                  25,000           24,701
  Holmes Finance PLC, Ser 10A, Cl
    1A (F)
      5.290%, 11/15/06                                  30,000           30,000
  Klio III Funding
      5.306%, 11/29/06                                  35,000           34,856
  Lexington Parker Capital
      5.359%, 01/12/07                                  30,000           29,684
  Millstone Funding
      5.327%, 12/01/06                                  20,000           19,912
  New Center Asset Trust
      5.360%, 11/08/06                                  20,000           19,979
  Nova Notes
      5.371%, 11/07/06                                  35,000           34,969
  Ormond Quay Funding LLC
      5.305%, 11/13/06                                  25,000           24,956
  Rhineland Funding Capital
      5.339%, 11/09/06                                  25,000           24,971
  Silver Tower US Funding
      5.332%, 01/26/07                                  25,000           24,686
  Stanfield Victoria Funding
      5.393%, 12/12/06                                   7,500            7,455
  Sunbelt Funding
      5.370%, 11/06/06                                  10,398           10,390
  Sydney Capital
      5.305%, 11/13/06                                  50,000           49,912
                                                                     -----------
                                                                        505,326
                                                                     -----------
Total Commercial Paper
  (Cost $505,326) ($ Thousands)                                         505,326
                                                                     -----------

CERTIFICATES OF DEPOSIT -- 29.5%
  BNP Paribas (B)
      5.306%, 12/26/06                                  30,000           29,994
      5.305%, 12/26/06                                  30,000           29,993
  Bank of Tokyo - Mitsubishi NY
      4.800%, 01/11/07                                   7,000            7,000
  Barclays Bank PLC NY
      5.500%, 06/18/07                                   4,000            4,000
  Canadian Imperial Bank of
    Commerce NY
      4.802%, 12/05/06                                   6,000            6,000
  Comerica Bank (B)
      5.348%, 01/20/07                                  21,000           20,996
  Credit Agricole
      5.000%, 03/09/07                                   9,000            9,000
      5.260%, 04/05/07                                   2,500            2,500
      5.300%, 04/18/07                                   5,000            5,000
      5.520%, 06/18/07                                   4,000            4,000


--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Credit Suisse First Boston NY
      4.750%, 11/07/06                              $   10,000       $   10,000
      5.250%, 04/03/07                                   7,500            7,500
  Depfa Bank PLC NY
      4.800%, 12/05/06                                   6,000            6,000
  Deutsche Bank
      4.950%, 02/06/07                                   9,000            9,000
      4.805%, 02/21/07                                   8,000            8,000
  East-Fleet Finance LLC (B)
      5.326%, 01/12/07                                  50,000           49,999
  Goldman Sachs
      5.450%, 06/12/07                                  14,000           14,000
  KKR  Atlantic Funding
      5.313%, 11/17/06                                  20,000           19,953
  Natexis Banques Populaires LLC
    NY (B)
      5.410%, 08/11/07                                  15,000           15,000
  Natexis Banques Populaires LLC
    NY
      5.010%, 02/12/07                                   9,000            9,000
  Ormond Quay Funding LLC (B)
      5.275%, 11/18/06                                  25,000           24,999
  Rams Funding Two LLC
      5.322%, 11/14/06                                  25,000           24,952
  Rhineland Funding Capital (B)
      5.460%, 11/07/06                                  25,000           24,999
  Societe Generale
      5.500%, 06/18/07                                   4,000            4,000
  Swedbank (B)
      5.345%, 12/15/06                                  16,000           15,997
  Thornburg Mortgage Capital
      5.325%, 11/14/06                                  25,000           24,952
                                                                     -----------
Total Certificates of Deposit
  (Cost $386,834) ($ Thousands)                                         386,834
                                                                     -----------

CORPORATE BONDS -- 19.8%
ASSET BACKED - FINANCIAL SERVICES (E) -- 3.6%
  Atlas Capital Funding MTN
      5.310%, 11/15/06 (B) (F)                          35,000           35,000
  Mesa Properties LLC
      5.400%, 11/02/06                                   2,500            2,500
  Premier Asset Collateralized
    Entity LLC MTN
      5.343%, 01/16/07                                  10,000           10,000
                                                                     -----------
                                                                         47,500
                                                                     -----------
ASSET BACKED - OTHER (B) (E) (F) -- 11.9%
  Cullinan Finance MTN
      5.365%, 11/15/06                                  25,000           24,998
  Harrier Finance LLC
      5.365%, 11/15/07                                  15,000           15,000
  Links Finance LLC
      5.331%, 04/02/07                                  10,000           10,000
  Paragon Mortgages PLC
      5.303%, 11/15/06                                  25,000           25,000
  Paragon Mortgages PLC, Ser 10A,
    Cl A1
      5.324%, 11/15/06                                  11,239           11,239
  Sigma Finance MTN, Ser 1
      5.350%, 12/18/06                                  45,000           44,998
  Tango Finance  MTN
      5.322%, 01/16/07                                  25,000           24,998
                                                                     -----------
                                                                        156,233
                                                                     -----------
--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2006

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


Money Market Fund
October 31, 2006 (unaudited)


--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                        ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
BANKS (B) (F) -- 3.5%
  Natexis Banques Populaires LLC
    NY
      5.305%, 11/09/06                              $   35,000       $   35,000
  Northern Rock PLC
      5.321%, 11/05/06                                  10,000           10,000
                                                                     -----------
                                                                         45,000
                                                                     -----------
INVESTMENT BANKER/BROKER DEALER -- 0.8%
  Goldman Sachs Group (B) (C)
      5.380%, 11/13/06                                  10,000           10,000
                                                                     -----------
Total Corporate Bonds
  (Cost $258,733) ($ Thousands)                                         258,733
                                                                     -----------

INSURANCE FUNDING AGREEMENTS(B)(C)(G) --3.0%
  Metropolitan Life Insurance
      5.453%, 01/16/07                                  30,000           30,000
  Monumental Life Insurance
      5.560%, 11/01/06                                   9,500            9,500
                                                                     -----------
Total Insurance Funding Agreements
  (Cost $39,500) ($ Thousands)                                           39,500
                                                                     -----------

MUNICIPAL BOND -- 0.4%
TEXAS -- 0.4%
  Texas State, Veterans Funding
    II Project, Ser D, GO
      5.330%, 11/01/06                                   5,270            5,270
                                                                     -----------
Total Municipal Bond
  (Cost $5,270) ($ Thousands)                                             5,270
                                                                     -----------

REPURCHASE AGREEMENT (D) -- 8.4%
  Deutsche Bank
    5.290%, dated 10/31/06, to be
    repurchased on 11/01/06,
    repurchase price $109,876,143
    (collateralized by various
    FHLB/FNMA obligations, ranging
    in par value $2,038,000-
    $50,000,000, 3.500%-6.190%,
    01/28/08-12/19/25, with total
    market value $112,057,501)                         109,860          109,860
                                                                     -----------
Total Repurchase Agreement
  (Cost $109,860) ($ Thousands)                                         109,860
                                                                     -----------

Total Investments -- 99.7%
  (Cost $1,305,523) ($ Thousands)+                                   $1,305,523
                                                                     ===========
Percentages are based on Net Assets of $1,309,124 ($ Thousands).

(A) The rate reported is the effective yield at time of purchase.
(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2006. The date shown is the earlier of the reset date or the demand date.
(C) Securities considered illiquid. The total value of such securities as of October 31, 2006, was $49,500 ($ Thousands) and represented 3.78% of Net Assets.
(D) Tri-Party Repurchase Agreement.
(E) Securities are held in connection with a letter of credit issued by a major bank.
(F) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of October 31, 2006 was $266,233 ($ Thousands) and represented 20.34% of Net Assets. This security has been deemed liquid by the Board of Trustees.
(G) Securities considered
restricted. The total value of such securities as of October 31, 2006 was $39,500 ($ Thousands) and represented 3.02% of Net Assets.

Cl -- Class
FHLB -- Federal Home Loan Bank
FNMA -- Federal National Mortgage Association
GO -- General Obligation
LLC -- Limited Liability Company
MTN -- Medium Term Note
NY -- New York
PLC -- Public Limited Company
Ser -- Series

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2006

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


Money Market Fund
October 31, 2006 (unaudited)


------------------------------------------------------------------------------------------------------------------------------------
Restricted Securities -- At October 31, 2006, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of
1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at
October 31, 2006, were as follows:

------------------------------------------------------------------------------------------------------------------------------------

                                             Face                      Right to
                                            Amount       Acquisition   Acquire           Cost            Market Value     % of Net
 Security Description                    ($ Thousands)       Date        Date        ($ Thousands)       ($ Thousands)     Assets
------------------------------------------------------------------------------------------------------------------------------------
Metropolitan Life Insurance
  5.453%, 01/16/07                          $30,000        04/20/06    04/20/06        $ 30,000             $  30,000       2.29  %
Monumental Life Insurance
  5.560%, 11/01/06                            9,500        03/01/90    03/01/90           9,500                 9,500       0.73
                                                                                       ---------            ----------     ------
                                                                                       $ 39,500             $  39,500       3.02  %
                                                                                       =========            ==========     ======





--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2006

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


Government Fund
October 31, 2006 (unaudited)


--------------------------------------------------------------------------------
                                                  Face Amount             Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 56.4%
  FFCB (A)
      5.202%, 11/01/06                                 $ 10,000        $ 10,000
      5.192%, 11/01/06                                   19,395          19,392
      5.190%, 11/06/06                                   32,000          31,993
      5.260%, 12/08/06                                   50,000          50,002
      5.250%, 12/27/06                                   10,000           9,999
  FFCB, Ser 1 (A)
      5.170%, 11/19/06                                   30,000          29,988
      5.240%, 07/27/07                                   30,000          29,998
  FHLB
      3.875%, 12/20/06                                    8,000           7,991
      5.515%, 09/18/07                                    5,000           5,000
  FHLB (A)
      5.230%, 11/14/06                                   10,000           9,998
  FHLB, Ser 1 (A)
      5.210%, 01/04/07                                   30,000          29,981
  FHLB, Ser 459
      2.450%, 03/23/07                                    5,500           5,439
  FHLB, Ser 527
      4.000%, 04/25/07                                    8,000           7,953
  FHLB, Ser 553 (A)
      5.246%, 12/29/06                                   25,000          24,998
  FHLB, Ser 636 (A)
      5.305%, 11/10/06                                   25,000          24,993
  FHLMC (A)
      5.260%, 12/19/06                                   30,000          29,994
      5.251%, 12/22/06                                   25,000          24,997
      5.235%, 01/06/07                                   35,000          34,991
  FHLMC MTN
      2.800%, 01/26/07                                    6,700           6,669
      4.762%, 02/09/07                                    7,000           6,995
  FHLMC MTN (A)
      5.172%, 11/27/06                                   25,000          24,992
  FNMA
      3.100%, 03/14/07                                   10,000           9,924
  FNMA (A)
      5.250%, 12/21/06                                   25,000          24,994
                                                                       ---------
Total U.S. Government Agency Obligations
  (Cost $461,281) ($ Thousands)                                         461,281
                                                                       ---------

REPURCHASE AGREEMENTS (B) -- 43.6%
  Deutsche Bank
    5.290%, dated 10/31/06, to be
    repurchased on 11/01/06,
    repurchase price $176,259,897
    (collateralized by various
    FFCB/FHLB/FHLMC obligations,
    ranging in par value $140,000-
    $66,420,000, 0.000%-5.650%,
    01/02/07-10/31/13, with total
    market value $179,758,975)                          176,234         176,234
  Goldman Sachs Group
    5.290%, dated 10/31/06, to be
    repurchased on 11/01/06,
    repurchase price $100,014,694
    (collateralized by various
    FHLB/FHLMC/FNMA obligations,
    ranging in par value $1,600,000-
    $5,000,000, 3.170%-5.750%,
    03/16/07-03/16/20, with total
    market value $102,000,380)                          100,000         100,000

--------------------------------------------------------------------------------
                                                  Face Amount             Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  Morgan Stanley
    5.270%, dated 10/31/06, to be
    repurchased on 11/01/06,
    repurchase price $81,011,858
    (collateralized by various FFCB
    obligations, ranging in par value
    $4,100,000-$14,000,000, 3.100%-
    7.250%, 11/28/06-05/10/13, with
    total market value $82,624,722)                    $ 81,000        $ 81,000
                                                                       ---------
Total Repurchase Agreements
  (Cost $357,234) ($ Thousands)                                         357,234
                                                                       ---------

Total Investments -- 100.0%
  (Cost $818,515) ($ Thousands)+                                       $818,515
                                                                       =========
Percentages are based on Net Assets of $818,749 ($ Thousands)

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2006. The date shown is the earlier of the reset date or the demand date.
(B) Tri-Party Repurchase Agreement.

FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
Ser -- Series

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2006

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


Government II Fund
October 31, 2006 (unaudited)


--------------------------------------------------------------------------------
                                                  Face Amount              Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 49.5%
  FFCB (B)
      5.202%, 11/01/06                                 $ 10,000        $ 10,000
      5.185%, 11/13/06                                   10,000           9,998
      5.230%, 12/10/06                                   30,000          29,992
      5.250%, 12/21/06 to 12/27/06                       35,000          34,998
  FFCB, Ser 1 (B)
      5.217%, 11/01/06                                   11,530          11,530
      5.170%, 11/19/06                                    5,000           4,998
      5.240%, 01/25/07                                   30,000          29,998
  FHLB
      3.875%, 12/20/06                                   35,000          34,949
      3.250%, 04/27/07                                    2,000           1,981
      5.515%, 09/18/07                                    5,000           5,000
  FHLB (B)
      5.210%, 01/10/07                                   25,000          24,988
      5.213%, 01/17/07                                   25,000          24,991
  FHLB DN (A)
      5.230%, 11/14/06                                   10,000           9,998
  FHLB, Ser 527
      4.000%, 04/25/07                                    8,000           7,953
  FHLB, Ser 553 (B)
      5.246%, 12/29/06                                   25,000          24,998
  FHLB, Ser 559
      3.750%, 01/16/07                                   10,000           9,979
  FHLB, Ser 585 (B)
      5.230%, 01/04/07                                   10,000           9,999
  FHLB, Ser 590
      4.500%, 04/17/07                                   12,250          12,192
  FHLB, Ser 613 (B)
      5.182%, 11/02/06                                   75,000          74,985
  FHLB, Ser 636 (B)
      5.305%, 11/10/06                                   25,000          24,993
  FHLB, Ser L907
      3.010%, 02/27/07                                    3,000           2,979
  FHLB, Ser TV06
      4.875%, 11/15/06                                      500             500
                                                                       ---------
Total U.S. Government Agency Obligations
  (Cost $401,999) ($ Thousands)                                         401,999
                                                                       ---------

U.S. GOVERNMENT OBLIGATIONS -- 50.6%
  FFCB DN (A)
      5.051%, 11/02/06                                    8,600           8,599
      5.095%, 11/06/06                                   10,000           9,993
  FFCB (B)
      5.180%, 11/18/06 to 11/28/06                       23,050          23,042
      5.190%, 11/30/06                                   25,000          24,996
      5.210%, 01/20/07 to 01/23/07                       13,000          12,998
  FHLB
      5.125%, 05/15/07                                    4,175           4,170
      2.650%, 07/12/07                                      100              98
  FHLB DN (A)
      5.130%, 11/01/06                                  149,148         149,148
      5.107%, 11/03/06                                   50,000          49,986
      5.122%, 11/08/06                                   10,000           9,990
  FHLB, Ser 1 (B)
      5.165%, 11/14/06                                   25,000          24,987
      5.215%, 01/24/07                                   50,000          49,969
  FHLB, Ser EE06
      2.485%, 12/12/06                                    2,700           2,692

--------------------------------------------------------------------------------
                                                  Face Amount              Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  TVA DN (A)
      5.051%, 11/02/06                                 $ 41,000        $ 40,993
                                                                       ---------
Total U.S. Government Obligations
  (Cost $411,661) ($ Thousands)                                         411,661
                                                                       ---------

Total Investments -- 100.1%
  (Cost $813,660) ($ Thousands)+                                       $813,660
                                                                       =========
Percentages are based on Net Assets of $813,242 ($ Thousands).

(A) The rate reported is the effective yield at time of purchase.
(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2006. The date shown is the earlier of the reset date or the demand date.

DN -- Discount Note
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
Ser -- Series
TVA -- Tennessee Valley Authority

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.



--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2006

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


Prime Obligation Fund
October 31, 2006 (unaudited)


--------------------------------------------------------------------------------
                                                 Face Amount               Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (A) -- 34.2%
ASSET BACKED - FINANCIAL SERVICES (E) -- 34.2%
  Crown Point Capital
      5.357%, 01/10/07                              $   75,000       $   74,231
  Curzon Funding LLC
      4.919%, 11/03/06                                  97,000           96,974
  Dakota Notes
      5.370%, 11/07/06                                  25,000           24,978
  Giro Balanced Funding US
      5.304%, 11/27/06                                  50,000           49,809
  Giro Funding US
      5.361%, 11/07/06                                 100,000           99,912
  Gotham Funding
      5.306%, 11/14/06                                 177,509          177,171
  Grampian Funding LLC
      5.366%, 11/13/06                                 150,000          149,735
      5.423%, 12/11/06                                  75,000           74,560
  Greyhawk Funding LLC
      5.379%, 12/08/06                                  63,500           63,158
      5.318%, 01/22/07                                 125,000          123,505
  Klio III Funding
      5.306%, 11/29/06                                  70,647           70,357
      5.307%, 12/01/06                                  88,000           87,613
  Lexington Parker Capital
      5.359%, 01/12/07                                  75,000           74,210
  Millstone Funding
      5.327%, 12/01/06                                  82,137           81,774
  New Center Asset Trust
      5.346%, 11/07/06                                  30,000           29,974
      5.360%, 11/08/06                                 100,000           99,897
      5.357%, 11/21/06                                  73,000           72,785
  Ormond Quay Funding LLC
      5.305%, 11/13/06                                 100,000           99,824
  Silver Tower US
      5.393%, 11/07/06                                  75,000           74,934
  Stanfield Victoria Funding
      5.393%, 12/12/06                                  30,500           30,318
  Sydney Capital
      5.305%, 11/13/06                                 138,130          137,887
                                                                     -----------
                                                                      1,793,606
                                                                     -----------
Total Commercial Paper
  (Cost $1,793,606) ($ Thousands)                                     1,793,606
                                                                     -----------

CERTIFICATES OF DEPOSIT -- 12.8%
  Concord Minutemen Capital
      5.360%, 02/12/07                                  25,000           24,998
  Concord Minutemen Capital, Ser A
      5.411%, 11/13/06                                 166,811          166,517
  KKR  Atlantic Funding
      5.313%, 11/17/06                                  75,000           74,824
  Ormond Quay Funding LLC (B)
      5.275%, 01/12/07                                 100,000           99,997
  Rams Funding LLC
      5.322%, 11/17/06                                  92,596           92,378
  Sigma Finance
      4.850%, 02/12/07                                  30,000           30,000
  Thornburg Mortgage Capital
      5.325%, 11/13/06                                 100,000           99,823
  Wells Fargo Bank NA
      4.790%, 01/18/07                                  81,000           81,002
                                                                     ----------
Total Certificates of Deposit
  (Cost $669,539) ($ Thousands)                                         669,539
                                                                     -----------

--------------------------------------------------------------------------------
                                                 Face Amount               Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 28.3%
ASSET BACKED - FINANCIAL SERVICES (B) (E) (F) -- 7.0%
  Atlas Capital Funding MTN
      5.310%, 11/15/07                              $  140,000       $  140,000
  CC USA MTN
      5.365%, 11/25/06                                  75,000           74,995
  K2 (USA) LLC MTN
      5.376%, 01/25/07                                 100,000          100,012
  K2 (USA) LLC MTN, Ser 1
      5.405%, 11/15/06                                  50,000           50,000
                                                                     ----------
                                                                        365,007
                                                                     -----------
ASSET BACKED - OTHER (B) (E) (F) -- 13.8%
  Cheyne Finance
      5.325%, 10/25/07                                  50,000           49,995
  Cullinan Finance MTN
      5.365%, 11/15/06                                 100,000           99,993
  Cullinan Finance MTN, Ser 1
      5.360%, 11/25/06                                  50,000           49,997
  Harrier Finance Funding LLC MTN
      5.280%, 11/15/06                                  50,000           49,998
  Harrier Finance Funding LLC
    MTN, Ser 2
      5.365%, 11/15/07                                  50,000           49,999
  Premier Asset Collateralized
    Entity LLC MTN
      5.343%, 01/16/07                                  25,000           25,000
  Sedna Finance
      5.300%, 11/21/06                                 100,000          100,000
      5.325%, 12/29/06                                 115,000          115,000
  Sigma Finance MTN, Ser 1
      5.350%, 12/18/06                                 135,000          134,995
  Stanfield Victoria
      5.315%, 12/15/06                                  50,000           49,998
                                                                     ----------
                                                                        724,975
                                                                     -----------
BANKS (B) -- 4.1%
  American Express Bank
      5.280%, 11/16/06                                 147,000          147,000
  National City Bank
      5.315%, 12/28/06                                  65,500           65,491
                                                                     ----------
                                                                        212,491
                                                                     -----------
INVESTMENT BANKER/BROKER DEALER -- 3.4%
  Goldman Sachs Group (C)
      5.380%, 09/13/07                                  20,000           20,000
  Goldman Sachs Group MTN (B)
      5.510%, 01/09/07                                  25,000           25,007
  Links Finance LLC MTN (B) (F)
      5.317%, 11/18/06                                  50,000           50,000
  Merrill Lynch MTN, Ser C (B)
      5.536%, 12/22/06                                  83,210           83,229
                                                                     -----------
                                                                        178,236
                                                                     -----------
Total Corporate Bonds
  (Cost $1,480,709) ($ Thousands)                                     1,480,709
                                                                     -----------

INSURANCE FUNDING AGREEMENTS(B)(C)(G) --5.0%
  Metropolitan Life Insurance
      5.453%, 01/16/07                                 160,000          160,000
--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2006

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


Prime Obligation Fund
October 31, 2006 (unaudited)


--------------------------------------------------------------------------------
                                                 Face Amount               Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Monumental Life Insurance
      5.560%, 11/01/06                              $  101,500       $  101,500
                                                                     -----------
Total Insurance Funding Agreements
  (Cost $261,500) ($ Thousands)                                         261,500
                                                                     -----------

MUNICIPAL BOND -- 0.3%
  Texas State, Veterans Funding I
    Project, Ser C, GO
      5.330%, 12/01/25                                  14,815           14,815
                                                                     -----------
Total Municipal Bond
  (Cost $14,815) ($ Thousands)                                           14,815
                                                                     -----------

REPURCHASE AGREEMENTS (D) -- 19.5%
  Deutsche Bank
    5.290%, dated 10/31/06, to be
    repurchased on 11/01/06,
    repurchase price $803,004,980
    (collateralized by various
    FFCB/FHLMC/FNMA obligations,
    ranging in par value $4,289,000-
    $100,000,000, 0.000%-7.125%,
    11/03/06-06/14/28, with total
    market value $819,945,254)                         802,887          802,887
  Morgan Stanley
    5.270%, dated 10/31/06, to be
    repurchased on 11/01/06,
    repurchase price $219,032,181
    (collateralized by various
    FFCB/FHLB obligations, ranging
    in par value $15,000-$55,000,000,
    1.875%-7.375%, 01/16/07-
    08/15/24, with total market value
    $226,079,076)                                      219,000          219,000
                                                                     -----------
Total Repurchase Agreements
  (Cost $1,021,887) ($ Thousands)                                     1,021,887
                                                                     -----------

Total Investments -- 100.1%
  (Cost $5,242,056) ($ Thousands)+                                   $5,242,056
                                                                     ===========
Percentages are based on Net Assets of $5,238,790 ($ Thousands)

(A) The rate reported is the effective yield at time of purchase.
(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2006. The date shown is the earlier of the reset date or the demand date.
(C) Securities considered illiquid. The total value of such securities as of October 31, 2006 was $281,500 ($ Thousands) and represented 5.37% of the Net Assets.
(D) Tri-Party Repurchase Agreement.
(E) Securities are held in connection with a letter of credit issued by a major bank.
(F) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of October 31, 2006 was $1,139,982 ($Thousands) and represented 21.76% of Net Assets. This security has been deemed liquid by the Board of Trustees.
(G) Securities considered restricted. The total value of such securities as of October 31, 2006 was $261,500 ($ Thousands) and represented 4.99% of Net Assets.


FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GO -- General Obligation
LLC -- Limited Liability Company
MTN -- Medium Term Note
NA -- National Association
Ser -- Series

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.



--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2006

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


Prime Obligation Fund
October 31, 2006 (unaudited)



------------------------------------------------------------------------------------------------------------------------------------
Restricted Securities -- At October 31, 2006, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of
1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at
October 31, 2006, were as follows:

------------------------------------------------------------------------------------------------------------------------------------

                                             Face                      Right to
                                            Amount       Acquisition   Acquire           Cost            Market Value     % of Net
 Security Description                    ($ Thousands)       Date        Date        ($ Thousands)       ($ Thousands)     Assets
------------------------------------------------------------------------------------------------------------------------------------

Metropolitan Life Insurance
  5.453%, 01/16/07                         $160,000        04/20/06    04/20/06        $160,000             $ 160,000       3.05   %
Monumental Life Insurance
  5.560%, 11/01/06                          101,500        03/01/98    03/01/98         101,500               101,500       1.94
                                                                                       ---------            ----------     ------
                                                                                       $261,500             $ 261,500       4.99  %
                                                                                       =========            ==========     ======






--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2006

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


Treasury Fund
October 31, 2006 (unaudited)


--------------------------------------------------------------------------------
                                                 Face Amount               Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 1.8%
  U.S. Treasury Note
      3.125%, 01/31/07                                 $ 15,000        $ 14,919
                                                                       ---------
Total U.S. Treasury Obligation
  (Cost $14,919) ($ Thousands)                                           14,919
                                                                       ---------

REPURCHASE AGREEMENTS (A) -- 98.5%
  Barclays Capital
    5.260%, dated 10/31/06, to be
    repurchased on 11/01/06,
    repurchase price $205,029,953
    (collateralized by various U.S.
    Treasury Bills and Notes, ranging
    in par value $31,126,000-
    $74,876,000, 0.00%-4.250%,
    11/15/06-10/15/10, with total
    market value $209,101,000)                          205,000         205,000
  BNP Paribas
    5.260%, dated 10/31/06, to be
    repurchased on 11/01/06,
    repurchase price $196,028,638
    (collateralized by various U.S.
    TIPS obligations, ranging in par
    value $56,034,000-$88,879,000,
    3.625%-3.625%, 01/15/08-
    04/15/28, with total market value
    $199,920,544)                                       196,000         196,000
  Goldman Sachs
    5.100%, dated 10/31/06, to be
    repurchased on 11/01/06,
    repurchase price $20,653,926
    (collateralized by a U.S. Treasury
    Bond, par value $15,897,000,
    7.875%, 02/15/21, with total
    market value $21,064,599)                            20,651          20,651
  JPMorgan
    5.260%, dated 10/31/06, to be
    repurchased on 11/01/06,
    repurchase price $196,028,638
    (collateralized by various U.S.
    Treasury Notes, ranging in par
    value $98,960,000-$105,162,000,
    4.000%-4.250%, 01/15/11-
    02/15/15, with total market value
    $199,923,597)                                       196,000         196,000
  Morgan Stanley
    5.260%, dated 10/31/06, to be
    repurchased on 11/01/06,
    repurchase price $196,028,638
    (collateralized by various U.S.
    Government obligations, ranging
    in par value $20,821,000-
    $282,877,000, 0.000%-0.000%,
    08/15/23-05/15/24, with total
    market value $199,920,285)                          196,000         196,000
                                                                       ---------
Total Repurchase Agreements
  (Cost $813,651) ($ Thousands)                                         813,651
                                                                       ---------

Total Investments -- 100.3%
  (Cost $828,570) ($ Thousands)+                                       $828,570
                                                                       =========
Percentages are based on Net Assets of $825,784 ($ Thousands)

(A) Tri-Party Repurchase Agreement.

TIPS - Treasury Inflation Protected Security

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2006

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


Treasury II Fund
October 31, 2006 (unaudited)


--------------------------------------------------------------------------------
                                                  Face Amount              Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 99.9%
  U.S. Treasury Bills (A)
      3.276%, 11/09/06                                 $ 11,078        $ 11,066
      5.025%, 11/16/06                                   34,621          34,549
      5.056%, 11/24/06                                   68,521          68,301
      5.036%, 11/30/06                                   40,000          39,838
  U.S. Treasury Notes
      3.500%, 11/15/06                                   15,000          14,991
      2.625%, 11/15/06                                   50,000          49,952
                                                                       ---------
Total U.S. Treasury Obligations
  (Cost $218,697) ($ Thousands)                                         218,697
                                                                       ---------

Total Investments -- 99.9%
  (Cost $218,697) ($ Thousands)+                                       $218,697
                                                                       =========
Percentages are based on Net Assets of $218,876 ($ Thousands)

(A) The rate reported is the effective yield at time of purchase.

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.








--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2006

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


Short Duration Government Fund
October 31, 2006 (unaudited)


--------------------------------------------------------------------------------
                                                  Face Amount             Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 36.7%
  FHLB
      5.250%, 02/13/08                                 $ 34,950        $ 35,042
  FHLMC
      4.875%, 03/15/07                                        5               5
  FNMA
      5.000%, 03/15/16                                   10,017          10,053
                                                                       ---------
Total U.S. Government Agency Obligations
  (Cost $44,694) ($ Thousands)                                           45,100
                                                                       ---------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 56.2%
  FHLMC
      6.625%, 06/01/18                                       16              16
      6.000%, 11/01/06                                    2,845           2,886
  FHLMC (A)
      7.092%, 11/01/06                                      107             109
      7.045%, 11/01/06                                       67              69
      6.885%, 11/01/06                                       57              58
      6.849%, 11/01/06                                      191             196
      6.799%, 11/01/06                                        6               6
      6.755%, 11/01/06                                      298             302
      6.696%, 11/01/06                                    5,498           5,615
      6.693%, 11/01/06                                      375             381
      6.687%, 11/01/06                                      323             326
      6.625%, 01/01/18                                       63              65
      6.583%, 11/01/06                                      231             237
      6.560%, 11/01/06                                       33              33
      6.436%, 11/01/06                                      114             116
      6.368%, 11/01/06                                      117             119
      6.323%, 11/01/06                                       74              75
      6.319%, 11/01/06                                       65              65
      6.250%, 11/01/06                                        7               7
      6.214%, 11/01/06                                       82              83
      6.125%, 01/01/07 to 02/01/17                           26              26
      6.097%, 11/01/06                                      373             373
      6.048%, 05/01/07                                       50              50
      5.875%, 11/01/06 to 02/01/07                           40              40
      5.750%, 12/01/06 to 10/01/07                           24              24
      5.625%, 01/01/07 to 10/01/07                           16              16
      5.500%, 08/01/07 to 09/01/07                           39              39
      5.375%, 11/01/06 to 08/01/07                           31              32
      5.250%, 08/01/07 to 09/01/07                           60              61
      5.125%, 10/01/07                                       15              15
      4.875%, 08/01/07                                       21              22
  FHLMC REMIC, Ser 2481, Cl BC
      5.250%, 08/15/30                                       20              20
  FHLMC REMIC, Ser 2587, Cl ET
      3.700%, 07/15/17                                    1,266           1,213
  FHLMC REMIC, Ser 2617, Cl UN
      4.500%, 08/15/12                                    1,683           1,670
  FHLMC REMIC, Ser 2630, Cl KN
      2.500%, 04/15/13                                    1,926           1,875
  FHLMC REMIC, Ser 2684, Cl GN
      3.250%, 05/15/23                                    1,234           1,213
  FHLMC REMIC, Ser 2691, Cl OK
      3.500%, 05/15/17                                      269             268
  FHLMC REMIC, Ser 2750, Cl OA
      3.500%, 10/15/11                                      519             517
  FHLMC REMIC, Ser 2760, Cl PH
      3.500%, 10/15/21                                    1,655           1,627
  FHLMC REMIC, Ser 2760, Cl PK
      4.500%, 10/15/21                                    2,069           2,052
  FHLMC REMIC, Ser 2890, Cl PJ
      4.500%, 09/15/24                                    3,505           3,464

--------------------------------------------------------------------------------
                                                  Face Amount             Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  FHLMC REMIC, Ser T-42, Cl A5
      7.500%, 02/25/42                                 $  1,300        $  1,351
  FNMA
      6.843%, 04/25/24                                       29              30
      6.775%, 10/01/07                                      531             532
      6.610%, 04/01/09                                      155             158
      6.490%, 08/01/08                                      537             542
      6.229%, 12/01/08                                    1,773           1,791
      6.210%, 08/01/08                                    1,249           1,258
      6.150%, 09/01/08                                    3,117           3,140
      6.130%, 10/01/08                                      142             143
      6.085%, 10/01/08                                      360             363
      6.010%, 06/01/09                                      337             339
      5.735%, 01/01/09                                    1,334           1,342
      5.016%, 02/01/13                                       93              93
      4.621%, 04/01/13                                      195             190
  FNMA (A)
      7.070%, 11/01/06                                    1,713           1,739
      7.063%, 11/01/06                                      888             890
      7.042%, 11/01/06                                    1,842           1,866
      6.410%, 11/01/06                                    2,297           2,322
      5.991%, 11/01/06                                      474             480
  FNMA REMIC, Ser 1993-32, Cl H
      6.000%, 03/25/23                                      136             136
  FNMA REMIC, Ser 1995-13, Cl C
      6.500%, 10/25/08                                      120             121
  FNMA REMIC, Ser 1997-M5, Cl B
      6.650%, 08/25/07                                      198             198
  FNMA REMIC, Ser 2001-53, Cl CA
      5.750%, 06/25/31                                      182             182
  FNMA REMIC, Ser 2002-3, Cl PG
      5.500%, 02/25/17                                    2,000           2,015
  FNMA REMIC, Ser 2002-53, Cl FK (A)
      5.720%, 11/25/06                                      585             586
  FNMA REMIC, Ser 2003-76, Cl CA
      3.750%, 07/25/33                                    1,737           1,576
  FNMA REMIC, Ser 2006-39, Cl PB
      5.500%, 07/25/29                                    3,204           3,217
  FNMA REMIC, Ser 2006-53, Cl PA
      5.500%, 12/25/26                                    4,000           4,018
  FNMA REMIC, Ser 2006-76, Cl QF (A)
      5.720%, 11/01/06                                    4,888           4,893
  FNMA REMIC, Ser 2975, Cl VT (A)
      5.000%, 11/01/06                                    3,153           3,143
  FNMA REMIC, Ser G92-61, Cl FA (A)
      5.993%, 11/25/06                                      304             308
  FNMA REMIC, Ser G93-5, Cl Z
      6.500%, 02/25/23                                       61              62
  FNMA TBA
      7.000%, 11/01/33                                      400             412
  GNMA
      7.500%, 01/15/11 to 02/15/11                           39              40
      6.500%, 06/15/16 to 09/15/17                        2,352           2,404
      6.000%, 06/15/16 to 09/15/19                        1,302           1,325
  GNMA REMIC, Ser 2004-41, Cl ED (A)
      3.750%, 10/20/26                                      525             517
  GNMA REMIC, Ser 2006-38, Cl XS (A)
      1.920%, 11/16/06                                      412              24
                                                                       --------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $69,938) ($ Thousands)                                           69,127
                                                                       ---------

--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2006

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


Short Duration Government Fund
October 31, 2006 (unaudited)


--------------------------------------------------------------------------------
                                                  Face Amount             Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 5.5%
  U.S. Treasury Inflation
    Protected Security
      3.000%, 07/15/12                                 $  6,462        $  6,661
  U.S. Treasury Note (C)
      3.000%, 11/15/07                                      100              98
                                                                       --------
Total U.S. Treasury Obligations
  (Cost $6,739) ($ Thousands)                                             6,759
                                                                       ---------

REPURCHASE AGREEMENT (B) -- 1.4%
  UBS Securities LLC
    5.310%, dated 10/31/06, to be
    repurchased on 11/01/06,
    repurchase price $1,700,251
    (collateralized by a U.S
    Government obligation, par value
    $2,015,000, 4.000%, 09/01/20,
    with total market value $1,735,359                    1,700           1,700
                                                                       ---------
Total Repurchase Agreement
  (Cost $1,700) ($ Thousands)                                             1,700
                                                                       ---------

Total Investments -- 99.8%
  (Cost $123,071) ($ Thousands)+                                       $122,686
                                                                       =========
Percentages are based on Net Assets of $122,932 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2006. The date shown is the earlier of the reset date or the demand date.
(B) Tri-Party Repurchase Agreement.
(C) Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LLC -- Limited Liability Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
TBA -- To Be Announced

+ At October 31, 2006, the tax basis cost of the Fund's investments was $123,071, and the unrealized appreciation and depreciation were $554 and $(939) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


A summary of the open futures contracts held by the Fund at October 31, 2006, is as follows:
--------------------------------------------------------------------

                  NUMBER OF                              UNREALIZED
                  CONTRACTS    CONTRACT                 APPRECIATION
   TYPE OF          LONG         VALUE      EXPIRATION (DEPRECIATION)
   CONTRACT        (SHORT)   ($THOUSANDS)      DATE     ($THOUSANDS)
--------------------------------------------------------------------

U.S. 2 Year
Treasury                                   December
Note                 49        $10,016        2006         $ 27

U.S. 5 Year                                December
Treasury Note       (89)       (9,395)        2006          (63)

U.S. 10 Year                               December
Treasury Note       (48)       (5,195)        2006          (56)
                                                       -------------
                                                           $(92)
                                                       =============





--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2006

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


Intermediate-Duration Government Fund
October 31, 2006 (unaudited)


--------------------------------------------------------------------------------
                                                  Face Amount              Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 28.1%
  FHLMC
      6.000%, 06/15/11                                   $5,725         $ 5,988
  FNMA
      5.000%, 03/15/16                                    4,731           4,748
  Housing Urban Development
      5.020%, 08/01/11                                    5,000           5,026
                                                                        --------
Total U.S. Government Agency Obligations
  (Cost $15,422) ($ Thousands)                                           15,762
                                                                        --------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 51.9%
  FHLMC
      8.250%, 12/01/07 to 12/01/09                           18              18
      6.500%, 01/01/18                                       83              84
      6.000%, 03/01/11 to 09/01/24                        4,776           4,844
      5.500%, 06/01/19 to 12/01/20                        1,276           1,279
  FHLMC REMIC, Ser 1599, Cl C
      6.100%, 10/15/23                                      636             646
  FHLMC REMIC, Ser 165, Cl K
      6.500%, 09/15/21                                       28              28
  FHLMC REMIC, Ser 2586, Cl NK
      3.500%, 08/15/16                                      207             198
  FHLMC REMIC, Ser 2587, Cl ET
      3.700%, 07/15/17                                      731             700
  FHLMC REMIC, Ser 2630, Cl HA
      3.000%, 01/15/17                                    1,692           1,597
  FHLMC REMIC, Ser 2635, Cl NJ
      3.000%, 03/15/17                                      456             430
  FHLMC REMIC, Ser 2760, Cl PH
      3.500%, 10/15/21                                      717             705
  FNMA
      9.500%, 05/01/18                                       68              73
      8.000%, 05/01/08 to 06/01/08                           18              18
      7.500%, 03/01/07                                        1               1
      7.056%, 08/01/07                                      147             148
      6.800%, 10/01/07                                        8               8
      6.620%, 01/01/08                                      191             191
      6.460%, 06/01/09                                      546             558
      6.000%, 07/01/12                                      171             174
      5.931%, 02/01/12                                      677             699
      5.625%, 12/01/11                                    1,782           1,825
      5.044%, 08/01/15                                      679             677
      4.829%, 04/01/13                                    6,554           6,471
      3.790%, 07/01/13                                    1,104           1,029
  FNMA REMIC, Ser 2001-51, Cl QN
      6.000%, 10/25/16                                      711             723
  FNMA REMIC, Ser 2004-27, Cl HN
      4.000%, 05/25/16                                      700             685
  FNMA TBA
      6.000%, 07/01/16 to 08/01/21                        1,135           1,153
  GNMA
      8.750%, 05/20/17 to 11/20/17                           43              46
      8.500%, 11/20/16 to 02/20/18                          106             113
      8.250%, 04/15/08 to 07/15/08                           24              24
      6.000%, 04/15/09 to 09/15/24                        1,184           1,202
  GNMA TBA
      7.500%, 11/15/25 to 09/15/36                        1,000           1,041
  Small Business Administration,
    Ser 2005-P10B, Cl 1
      4.940%, 08/10/15                                    1,709           1,694
                                                                        -------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $29,536) ($ Thousands)                                           29,082
                                                                        --------

--------------------------------------------------------------------------------
                                                  Face Amount              Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 19.2%
  U.S. Treasury Bond (A)
      10.375%, 11/15/12                                  $  200         $   211
  U.S. Treasury Inflation
    Protected Security
      3.000%, 07/15/12                                    3,969           4,091
  U.S. Treasury Note
      4.750%, 03/31/11                                    6,450           6,494
                                                                        -------
Total U.S. Treasury Obligations
  (Cost $10,686) ($ Thousands)                                           10,796
                                                                        --------

REPURCHASE AGREEMENT (B) -- 0.4%
  UBS Securities LLC
    5.310%, dated 10/31/06, to be
    repurchased on 11/01/06,
    repurchase price $200,030
    (collateralized by a U.S.
    Government obligation, par value
    $240,000, 4.000%,09/01/20, with
    total market value $206,693)                            200             200
                                                                        --------
Total Repurchase Agreement
  (Cost $200) ($ Thousands)                                                 200
                                                                        --------

Total Investments -- 99.6%
  (Cost $55,844) ($ Thousands)+                                         $55,840
                                                                        ========
Percentages are based on Net Assets of $56,086 ($ Thousands).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.
(B) Tri-Party Repurchase Agreement.

Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LLC -- Limited Liability Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
TBA -- To Be Announced

+ At October 31, 2006, the tax basis cost of the Fund's investments was $55,844, and the unrealized appreciation and depreciation were $536 and $(540)
($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2006

A summary of the open futures contracts held by the Fund at October 31, 2006, is as follows:
--------------------------------------------------------------------

                  NUMBER OF                              UNREALIZED
                  CONTRACTS    CONTRACT                 APPRECIATION
   TYPE OF          LONG         VALUE      EXPIRATION (DEPRECIATION)
   CONTRACT        (SHORT)   ($THOUSANDS)      DATE     ($THOUSANDS)
--------------------------------------------------------------------
U.S. 2 Year                                December
Treasury Note       (32)       $(6,541)      2006          $ (8)

U.S. 5 Year                                December
Treasury Note        42         4,434        2006            29

U.S. 10 Year                               December
Treasury Note       (50)       (5,411)       2006           (56)
                                                      -------------
                                                           $(35)
                                                      =============






--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2006

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


GNMA Fund
October 31, 2006 (unaudited)


--------------------------------------------------------------------------------
                                                  Face Amount              Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 99.8%
  FHLMC
      6.500%, 09/01/19                                 $    854        $    872
  FHLMC REMIC, Ser 2635, Cl NJ
      3.000%, 03/15/17                                       --              --
  FHLMC TBA
      5.500%, 12/01/35 to 11/01/36                          550             544
  FNMA
      8.000%, 09/01/14 to 09/01/28                          321             340
      7.000%, 08/01/29 to 09/01/32                          692             713
      6.500%, 09/01/32                                      389             399
  FNMA REMIC, Ser 1990-91, Cl G
      7.000%, 08/25/20                                       77              81
  FNMA REMIC, Ser 1992-105, Cl B
      7.000%, 06/25/22                                      141             146
  FNMA REMIC, Ser 2002-42, Cl C
      6.000%, 07/25/17                                    1,500           1,543
  GNMA
      12.500%, 06/15/14                                      --              --
      12.000%, 04/15/14                                      --              --
      10.000%, 05/15/16 to 04/15/20                          33              39
      9.500%, 06/15/09 to 11/15/20                          396             418
      9.000%, 12/15/17 to 05/15/22                          352             377
      8.500%, 08/15/08 to 06/15/17                           97             105
      8.000%, 04/15/17 to 03/15/32                        1,421           1,502
      7.750%, 10/15/26                                       49              52
      7.500%, 02/15/27 to 05/15/36                        2,000           2,085
      7.250%, 01/15/28                                      193             199
      7.000%, 04/15/19 to 07/15/36                       15,160          15,678
      6.750%, 11/15/27                                       82              85
      6.500%, 11/15/07 to 07/15/35                       15,948          16,383
      6.000%, 02/15/09 to 12/15/35                       23,635          24,005
      5.500%, 10/15/32 to 08/15/36                       26,209          26,118
      5.000%, 04/15/33 to 06/15/36                       32,157          31,381
      4.500%, 08/15/33 to 09/15/34                        8,990           8,540
  GNMA (A)
      6.000%, 02/15/17                                      663             676
  GNMA REMIC, Ser 2002-45, Cl QE
      6.500%, 06/20/32                                    2,141           2,224
  GNMA REMIC, Ser 2003-63, Cl UV
      3.500%, 07/20/30                                    2,676           2,551
  GNMA REMIC, Ser 2006-38, Cl XS
    (C)
      1.920%, 09/16/35                                    5,626             321
  GNMA TBA
      6.000%, 11/01/33                                    5,750           5,827
      5.500%, 11/01/33                                    1,500           1,493
      4.500%, 11/22/33                                    3,000           2,845
                                                                       ---------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $148,432) ($ Thousands)                                         147,542
                                                                       ---------

--------------------------------------------------------------------------------
                                                  Face Amount              Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (B) -- 7.1%
  UBS Securities LLC
    5.310%, dated 10/31/06, to be
    repurchased on 11/01/06,
    repurchase price $10,501,549
    (collateralized by various U.S.
    Government obligations, ranging
    in par value $5,595,000-
    $22,015,764, 4.000%-7.000%,
    01/01/19-10/01/28, with total
    market value $10,710,686)                          $ 10,500        $ 10,500
                                                                       ---------
Total Repurchase Agreement
  (Cost $10,500) ($ Thousands)                                           10,500
                                                                       ---------

Total Investments -- 106.9%
  (Cost $158,932) ($ Thousands)+                                       $158,042
                                                                       =========
Percentages are based on Net Assets of $147,801 ($ Thousands)

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.
(B) Tri-Party Repurchase Agreement.
(C) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2006. The date shown is the earlier of the reset date or the demand date.

Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LLC -- Limited Liability Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
TBA -- To Be Announced

Amounts designated as "--" are either $0 or have been rounded to $0.

+ At October 31, 2006, the tax basis cost of the Fund's investments was $158,932, and the unrealized appreciation and depreciation were $733 and $(1,623) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the open futures contracts held by the Fund at October 31, 2006, is as follows:
--------------------------------------------------------------------

                  NUMBER OF                              UNREALIZED
                  CONTRACTS    CONTRACT                 APPRECIATION
   TYPE OF          LONG         VALUE      EXPIRATION (DEPRECIATION)
   CONTRACT        (SHORT)   ($THOUSANDS)      DATE     ($THOUSANDS)
--------------------------------------------------------------------
U.S. 2 Year                                 December
Treasury Note       (61)       $(12,469)      2006         $(27)

U.S. 5 Year                                 December
Treasury Note         47           4,961      2006           33

U.S. 10 Year                                December
Treasury Note          4             433      2006            3

U.S. 30 Year                                December
Treasury Bond         14           1,577      2006           27
                                                       -------------
                                                           $ 36
                                                       =============


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2006

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


Ultra Short Bond Fund
October 31, 2006 (unaudited)


--------------------------------------------------------------------------------
                                                  Face Amount              Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- 79.3%
AUTOMOTIVE -- 19.8%
  Aesop Funding II LLC, Ser
    2005-1A, Cl A2 (A) (B)
    5.380%, 11/25/06                                   $    800        $    800
  Americredit Automobile
    Receivables Trust, Ser
    2004-CA, Cl A3
    3.000%, 03/06/09                                        316             314
  Americredit Automobile
    Receivables Trust, Ser
    2005-CF, Cl A3
    4.470%, 05/06/10                                        790             786
  Americredit Automobile
    Receivables Trust, Ser
    2005-DA, Cl A3
    4.870%, 12/06/10                                      2,010           2,001
  BMW Vehicle Owner Trust, Ser
    2004-A, Cl A4
    3.320%, 02/25/09                                        260             257
  BMW Vehicle Owner Trust, Ser
    2005-A, Cl A4
    4.280%, 02/25/10                                      1,420           1,404
  Capital Auto Receivables Asset
    Trust, Ser 2005-1, Cl B (A)
    5.695%, 11/15/06                                        440             442
  Capital One Auto Finance Trust,
    Ser 2003-A, Cl A4A
    2.470%, 01/15/10                                      1,181           1,170
  Capital One Auto Finance Trust,
    Ser 2003-B, Cl A4
    3.180%, 09/15/10                                      2,299           2,270
  Capital One Prime Auto
    Receivable Trust, Ser 2004-1,
    Cl A4 (A)
    5.390%, 11/15/06                                        946             947
  Carmax Auto Owner Trust, Ser
    2004-2, Cl A4
    3.460%, 09/15/11                                        449             439
  Carmax Auto Owner Trust, Ser
    2005-2, Cl A3 (A)
    4.210%, 11/15/06                                      1,450           1,435
  Carmax Auto Owner Trust, Ser
    2006-2, Cl A3
    5.150%, 02/15/11                                      1,700           1,703
  Chase Manhattan Auto Owner
    Trust, Ser 2003-A, Cl A4
    2.060%, 12/15/09                                      1,124           1,112
  Chase Manhattan Auto Owner
    Trust, Ser 2004-A, Cl A4
    2.830%, 09/15/10                                      2,059           2,015
  Chase Manhattan Auto Owner
    Trust, Ser 2006-A, Cl A3
    5.340%, 07/15/10                                      1,490           1,495
  DaimlerChrysler Auto Trust, Ser
    2005-B, Cl A3
    4.040%, 09/08/09                                        571             567
  DaimlerChrysler Auto Trust, Ser
    2006-C, Cl A2
    5.250%, 08/08/09                                      1,750           1,750
  Ford Credit Auto Owner Trust,
    Ser 2006-B, Cl A2A
    5.420%, 07/15/09                                      1,500           1,501
  Honda Auto Receivables Owner
    Trust, Ser 2005-1, Cl A3
    3.530%, 10/21/08                                        604             599
  Honda Auto Receivables Owner
    Trust, Ser 2005-3, Cl A3
    3.870%, 04/20/09                                        848             839

--------------------------------------------------------------------------------
                                                  Face Amount              Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  Household Automotive Trust, Ser
    2005-1, Cl A3
    4.150%, 02/17/10                                   $  1,371        $  1,360
  Household Automotive Trust, Ser
    2005-2, Cl A3
    4.370%, 05/17/10                                      3,210           3,181
  Household Automotive Trust, Ser
    2005-3, Cl A3
    4.800%, 10/18/10                                      1,070           1,065
  Hyundai Auto Receivables Trust,
    Ser 2005-A, Cl A3
    3.980%, 11/16/09                                        659             651
  Long Beach Auto Receivables
    Trust, Ser 2006-B, Cl A3
    5.170%, 08/15/11                                      1,150           1,152
  Merrill Auto Trust
    Securitization, Ser 2005-1,
    Cl B (A)
    5.560%, 11/15/06                                        469             469
  Morgan Stanley Auto Loan Trust,
    Ser 2004-HB1, Cl A4
    3.330%, 10/15/11                                        600             597
  Navistar Financial Corporate
    Owner Trust, Ser 2003-A, Cl
    A4
    2.240%, 11/15/09                                      1,213           1,204
  Nissan Auto Lease Trust, Ser
    2005-A1, Cl A3
    4.700%, 10/15/08                                      1,320           1,314
  Nissan Auto Receivables Owner
    Trust, Ser 2005-C, Cl A3 (A)
    4.190%, 11/16/06                                        760             752
  Nissan Auto Receivables Owner
    Trust, Ser 2006-A, Cl A2
    4.800%, 06/16/08                                        493             492
  Nissan Auto Receivables Owner
    Trust, Ser 2006-A, Cl A3
    4.740%, 09/15/09                                        665             662
  Nissan Auto Receivables Owner
    Trust, Ser 2006-B, Cl A3
    5.160%, 02/15/10                                      1,035           1,035
  Onyx Acceptance Owner Trust,
    Ser 2003-C, Cl A4
    2.660%, 05/17/10                                        882             873
  Onyx Acceptance Owner Trust,
    Ser 2005-B, Cl A2
    4.030%, 04/15/08                                         20              20
  USAA Auto Owner Trust, Ser
    2005-3, Cl A3
    4.550%, 02/16/10                                      1,230           1,221
  USAA Auto Owner Trust, Ser
    2006-2, Cl A2
    5.310%, 03/16/09                                      2,000           2,000
  WFS Financial Owner Trust, Ser
    2003-3, Cl A4
    3.250%, 05/20/11                                      2,266           2,240
  WFS Financial Owner Trust, Ser
    2005-2, Cl B
    4.570%, 11/19/12                                      1,234           1,222
  Wachovia Auto Owner Trust, Ser
    2005-B, Cl A3
    4.790%, 04/20/10                                      1,010           1,005
  World Omni Auto Receivables
    Trust, Ser 2004-A, Cl B (D)
    3.620%, 07/12/11                                        516             507
                                                                       ---------
                                                                          46,868
                                                                       ---------
--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2006

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


Ultra Short Bond Fund
October 31, 2006 (unaudited)


--------------------------------------------------------------------------------
                                                  Face Amount              Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
CREDIT CARD -- 9.9%
  Advanta Business Card Master
    Trust, Ser 2005-A4, Cl A4
    4.750%, 01/20/11                                   $  1,000        $    995
  Advanta Business Card Master
    Trust, Ser 2005-C1, Cl C1 (A)
    5.830%, 11/20/06                                      1,500           1,508
  Advanta Business Card Master
    Trust, Ser 2006-A3, Cl A
    5.300%, 05/21/12                                      1,250           1,261
  Advanta Business Card Master
    Trust, Ser 2006-B2, Cl B2 (A)
    5.570%, 11/20/06                                      2,000           2,009
  Bank of America Credit Card
    Trust, Ser 2006-C7, Cl C7 (A)
    5.550%, 12/15/06                                      1,000             998
  Capital One Multi-Asset
    Executive Trust, Ser 2004-B4,
    Cl B4 (A)
    5.620%, 11/15/06                                      1,550           1,552
  Capital One Multi-Asset
    Executive Trust, Ser 2005-B2,
    Cl B2 (A)
    5.470%, 11/15/06                                      1,500           1,502
  Chase Credit Card Master Trust,
    Ser 2004-2, Cl A (A)
    5.360%, 11/15/06                                      1,485           1,485
  Discover Card Master Trust, Ser
    2004-2, Cl A1 (A)
    5.340%, 11/18/06                                      1,250           1,250
  Discover Card Master Trust, Ser
    2005-1, Cl B (A)
    5.470%, 11/18/06                                      1,133           1,134
  GE Capital Credit Card Master
    Trust, Ser 2004-2, Cl B (A)
    5.580%, 11/22/06                                      2,000           2,002
  Household Credit Card Master
    Note Trust, Ser 2006-B, Cl A
    5.100%, 06/15/12                                      1,600           1,605
  Metris Master Trust, Ser
    2005-1A, Cl B (A)
    5.740%, 11/20/06                                      1,675           1,676
  Providian Gateway Master Trust,
    Ser 2004-AA, Cl A (A) (B)
    5.550%, 11/15/06                                      1,320           1,321
  Providian Gateway Master Trust,
    Ser 2004-EA, Cl A (A) (B)
    5.450%, 11/15/06                                        565             566
  Providian Gateway Master Trust,
    Ser 2004-FA, Cl A (B)
    3.650%, 11/15/11                                      2,750           2,708
                                                                       ---------
                                                                         23,572
                                                                       ---------
MISCELLANEOUS BUSINESS SERVICES -- 9.5%
  ACAS Business Loan Trust, Ser
    2005-1A, Cl A1 (A) (B)
    5.627%, 01/25/07                                      1,000           1,002
  AICCO Premium Finance Master
    Trust, Ser 2005-1, Cl A (A)
    5.400%, 11/15/06                                      1,470           1,470
  Arkle Master Issuer PLC, Ser
    2006-1A, Cl M (A) (B)
    5.560%, 02/20/07                                      1,000           1,000
  CGM, Ser 2006-FL2 , Cl D (B)
    5.530%, 12/01/50                                        510             510

--------------------------------------------------------------------------------
                                                  Face Amount              Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  CIT Equipment Collateral, Ser
    2005-EF1, Cl A3
    4.420%, 05/20/09                                   $  1,140        $  1,131
  CNH Equipment Trust, Ser
    2004-A, Cl A3B
    2.940%, 11/15/06                                        810             802
  CNH Equipment Trust, Ser
    2005-A, Cl A3
    4.020%, 04/15/09                                        800             793
  CNH Equipment Trust, Ser
    2006-B, Cl A3
    5.200%, 06/15/10                                      1,255           1,257
  CNH Wholesale Master Note
    Trust, Ser 2006-1A, Cl B (A)
    (B)
    5.600%, 11/15/06                                        245             245
  Capital Source Commercial Loan
    Trust, Ser 2003-2A, Cl D (A)
    (B)
    7.820%, 11/22/06                                        132             132
  Capital Source Commercial Loan
    Trust, Ser 2004-1A, Cl A2 (A)
    (B)
    5.650%, 11/20/06                                        148             148
  Capital Source Commercial Loan
    Trust, Ser 2004-2A, Cl C (A)
    (B)
    6.170%, 11/28/06                                        677             677
  Capital Source Commercial Loan
    Trust, Ser 2005-1A, Cl B (A)
    (B)
    5.600%, 11/20/06                                        440             440
  Capital Source Commercial Loan
    Trust, Ser 2006-1A, Cl C (A)
    (B)
    5.870%, 11/20/06                                        800             801
  Colts Trust, Ser 2005-1A, Cl A1
    (A) (B)
    5.610%, 12/20/06                                        342             342
  Colts Trust, Ser 2005-2A, Cl A
    (A) (B)
    5.670%, 12/20/06                                      1,950           1,956
  GE Commercial Equipment
    Financing LLC, Ser 2005-1, Cl
    A3A
    3.980%, 03/20/09                                      1,167           1,156
  GE Commercial Loan Trust, Ser
    2006-3, Cl C (A) (B)
    5.915%, 01/19/07                                      1,035           1,035
  GE Corporate Aircraft
    Financing, Ser 2005-1A, Cl A1
    (A) (B)
    5.390%, 11/25/06                                        956             956
  GE Equipment Small Ticket LLC,
    Ser 2005-1A, Cl B (B)
    4.620%, 11/22/06                                        694             687
  GE Equipment Small Ticket LLC,
    Ser 2005-2A, Cl A4 (B)
    5.010%, 06/22/15                                      2,226           2,223
  Lambda Finance, Ser 2005-1A, Cl
    B3 (A) (B)
    5.775%, 12/08/06                                        840             840
  Marlin Leasing Receivables LLC,
    Ser 2005-1A, Cl B (B)
    5.090%, 08/15/12                                        138             137
  Merritt Funding Trust, Ser
    2005-2, Cl B (A) (B)
    6.074%, 11/06/06                                        877             878
  Nelnet Student Loan Trust, Ser
    2004-3, Cl A2 (A)
    5.407%, 01/25/07                                          6               6


--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2006

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


Ultra Short Bond Fund
October 31, 2006 (unaudited)


--------------------------------------------------------------------------------
                                                  Face Amount              Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  PFS Financing, Ser 2006-B, Cl A
    (A) (B)
    5.480%, 12/15/06                                   $    965        $    967
  Prima, Ser 2006-1, Cl A1 (B)
    5.650%, 12/25/40                                      1,000           1,000
                                                                       ---------
                                                                         22,591
                                                                       ---------
MORTGAGE RELATED -- 40.1%
  Ace Securities, Ser 2006-CW1,
    Cl A2C (A)
    5.464%, 11/25/06                                        895             896
  Adjustable Rate Mortgage Trust,
    Ser 2005-12, Cl 2A1
    5.729%, 03/25/36                                      3,212           3,225
  Advanta Mortgage Trust Loan,
    Ser 1999-4, Cl A (A)
    5.695%, 11/27/06                                        153             153
  Asset Securitization, Ser
    1996-MD6, Cl A6 (A)
    7.915%, 11/11/06                                        860             877
  Bank of America Funding, Ser
    2005-F, Cl 4A1 (A)
    5.382%, 11/01/06                                      1,025           1,028
  Bank of America Large Loan, Ser
    2004-BBA4, Cl A2 (A) (B)
    5.480%, 11/15/06                                        363             363
  Bank of America Mortgage
    Securities, Cl 2005-F, Ser
    2A2 (A)
    5.018%, 11/01/06                                      3,079           3,051
  Bank of America Mortgage
    Securities, Ser 2005-A, Cl
    2A2 (A)
    4.460%, 11/01/06                                      1,955           1,921
  Bank of America Mortgage
    Securities, Ser 2005-H, Cl
    2A1 (A)
    4.817%, 11/30/06                                        942             930
  Bank of America Mortgage
    Securities, Ser 2005-J, Cl
    2A1 (A)
    5.094%, 11/01/06                                        343             340
  Bear Stearns Alt-A Trust, Ser
    2006-2, Cl 23A1 (A)
    5.979%, 11/01/06                                        975             985
  Bear Stearns Asset Backed
    Securities, Ser 2005-HE11, Cl
    A2 (A)
    5.570%, 11/25/06                                        275             276
  Bear Stearns Asset Backed
    Securities, Ser 2006-HE1, Cl
    1A1 (A)
    5.410%, 11/25/06                                      1,259           1,259
  Bear Stearns Commercial
    Mortgage, Ser 1998-C1, Cl A1
    6.340%, 06/16/30                                        274             274
  Bear Stearns Commercial
    Mortgage, Ser 2005-12, Cl
    11A1 (A)
    5.416%, 11/01/06                                        818             821
  C-Bass, Ser 16A, Cl A (A) (B)
    5.640%, 12/06/06                                      1,490           1,487
  CS First Boston Mortgage
    Securities, Ser 2004-TF2A, Cl
    A2 (A) (B)
    5.520%, 11/15/08                                        293             293
  Citigroup Mortgage Loan Trust,
    Ser 2004-HYB3, Cl 1A (A)
    3.921%, 11/01/06                                      1,362           1,364

--------------------------------------------------------------------------------
                                                  Face Amount              Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  Citigroup Mortgage Loan Trust,
    Ser 2005-10, Cl 1A21 (A)
    5.735%, 11/01/06                                   $    888        $    889
  Citigroup Mortgage Loan Trust,
    Ser 2006-AR2, Cl 1A1 (A)
    5.633%, 11/01/06                                      1,417           1,419
  Citigroup Mortgage Loan Trust,
    Ser 2006-WFH3, Cl M1 (A)
    5.610%, 11/27/06                                      1,325           1,325
  Countrywide Asset-Backed
    Certificates, Ser 2006-2, Cl
    2A2 (A)
    5.510%, 11/25/06                                        772             773
  Countrywide Home Loans, Ser
    2004-29, Cl 1A1 (A)
    5.590%, 11/25/06                                        285             286
  Countrywide Home Loans, Ser
    2005-7, Cl 1A1 (A)
    5.590%, 11/25/06                                        490             491
  Countrywide Home Loans, Ser
    2005-HY10, Cl 3A1A (A)
    5.410%, 11/01/06                                      1,248           1,249
  Crusade Global Trust, Ser
    2003-1, Cl A (A)
    5.574%, 01/17/07                                        765             767
  First Horizon Mortgage
    Pass-Through Trust, Ser
    2005-2, Cl 1A1
    5.500%, 05/25/35                                      2,284           2,277
  First Union-Lehman Brothers,
    Ser 1997-C1, Cl D
    7.500%, 04/18/29                                      1,000           1,006
  GE Commercial Loan Trust, Ser
    2006-2, Cl C (B)
    6.020%, 06/15/17                                        725             725
  GMAC Mortgage Loan, Ser
    2005-AR6, Cl 2A1 (A)
    5.225%, 11/01/06                                      1,358           1,356
  GMAC Mortgage Loan, Ser
    2005-HE3, Cl A1 (A)
    5.430%, 11/25/06                                      1,000           1,000
  GSR Mortgage Loan Trust, Ser
    2005-AR4, Cl 2A1
    5.059%, 07/25/35                                      2,582           2,588
  GSR Mortgage Loan Trust, Ser
    2006-AR1, Cl 2A1
    5.198%, 01/25/36                                      2,760           2,753
  Granite Master Issuer PLC, Ser
    2005-1, Cl M1 (A)
    5.620%, 12/21/06                                        550             550
  Granite Master Issuer PLC, Ser
    2006-1A, Cl A5 (A) (B)
    5.463%, 01/25/07                                      1,215           1,215
  Granite Master Issuer PLC, Ser
    2006-3, Cl M1 (A)
    5.591%, 01/22/07                                        715             715
  Granite Mortgages PLC, Ser
    2002-2, Cl 1A2 (A)
    5.554%, 01/21/07                                        965             966
  Impac CMB Trust, Ser 2003-12,
    Cl A1 (A)
    6.080%, 11/25/06                                        541             542
  Impac CMB Trust, Ser 2004-9, Cl
    1A1 (A)
    5.700%, 11/25/06                                        950             951

--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2006

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


Ultra Short Bond Fund
October 31, 2006 (unaudited)


--------------------------------------------------------------------------------
                                                  Face Amount              Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  Impac CMB Trust, Ser 2005-2, Cl
    1A1 (A)
    5.580%, 11/03/06                                   $    838        $    838
  Impac CMB Trust, Ser 2005-3, Cl
    A1 (A)
    5.560%, 11/25/06                                        690             690
  Impac CMB Trust, Ser 2005-5, Cl
    A1 (A)
    5.640%, 11/25/06                                        541             542
  Impac CMB Trust, Ser 2005-8, Cl
    1A (A)
    5.580%, 11/25/06                                      1,327           1,327
  Indymac Indx Mortgage Loan
    Trust, Ser 2006-AR11, Cl 3A1
    (A)
    5.877%, 11/01/06                                      2,293           2,312
  JP Morgan Mortgage Trust, Cl
    2005-A6, Cl 7A1 (A)
    4.981%, 11/01/06                                        960             950
  Katonah Ltd., Ser 7A, Cl B (A)
    (B)
    5.825%, 11/15/06                                      1,200           1,200
  Long Beach Mortgage Loan Trust,
    Ser 2006-6, Cl 2A3 (A)
    5.480%, 11/25/06                                      1,190           1,191
  MLCC Mortgage Investors, Ser
    2004-G, Cl A1 (A)
    5.600%, 11/25/06                                        355             356
  MLCC Mortgage Investors, Ser
    2004-HB1, Cl A1 (A)
    5.680%, 11/25/06                                        419             420
  MLCC Mortgage Investors, Ser
    2005-A, Cl A1 (A)
    5.550%, 11/25/06                                        428             427
  Master Adjustable Rate Mortgage
    Trust, Ser 2004-12, Cl 5A1
    (A)
    4.462%, 11/01/06                                        623             628
  Merrill Lynch Mortgage
    Investors, Ser 2005-A3, Cl A1
    (A)
    5.590%, 11/25/06                                        815             809
  Merrill Lynch Mortgage
    Investors, Ser 2005-A8, Cl
    A3A1 (A)
    5.430%, 11/25/06                                      2,000           2,001
  Morgan Stanley Dean Witter
    Capital I, Ser 2006-WMC1, Cl
    A2B (A)
    5.520%, 11/27/06                                      1,390           1,392
  Morgan Stanley Home Equity
    Loan, Ser 2005-4, Cl A2B (A)
    5.540%, 11/27/06                                      2,000           2,005
  MortgageIT Trust, Ser 2005-2,
    Cl 1A1 (A)
    5.580%, 11/25/06                                        492             492
  MortgageIT Trust, Ser 2005-3,
    Cl A1 (A)
    5.620%, 11/25/06                                      1,476           1,480
  MortgageIT Trust, Ser 2005-4,
    Cl A1 (A)
    5.600%, 11/25/06                                      1,849           1,850
  MortgageIT Trust, Ser 2005-5,
    Cl A1 (A)
    5.590%, 11/25/06                                      1,744           1,745
  New Century Home Equity Loan
    Trust, Ser 2005-B, Cl A2A (A)
    5.440%, 11/25/06                                        384             384
  New Century Home Equity Loan
    Trust, Ser 2005-C, Cl A2B (A)
    5.490%, 11/25/06                                        700             700

--------------------------------------------------------------------------------
                                                  Face Amount              Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  Option One Mortgage Loan Trust,
    Ser 2003-3, Cl A2 (A)
    5.620%, 11/25/06                                   $    147        $    147
  Option One Mortgage Loan Trust,
    Ser 2005-5, Cl A3 (A)
    5.530%, 11/25/06                                      1,795           1,796
  Option One Mortgage Loan Trust,
    Ser 2006-1, Cl 2A2 (A)
    5.450%, 11/25/06                                      1,590           1,591
  Paragon Mortgages PLC, Ser 12A,
    Cl A2C (A) (B)
    5.628%, 11/15/06                                        505             505
  Permanent Financing PLC, Ser
    9A, Cl 1C (A) (B)
    5.690%, 12/22/06                                      1,000           1,000
  Puma Finance Ltd., Ser S1, Cl A
    (A) (B)
    5.699%, 11/09/06                                        657             657
  RMAC PLC, Ser 2003-NS4A, Cl A2B
    (A) (B)
    5.690%, 12/12/06                                        624             625
  RMAC PLC, Ser 2005-NS4A, Cl A1B
    (A) (B)
    5.470%, 12/13/06                                      1,076           1,077
  RMAC Securities PLC, Ser
    2006-NS2A, Cl A1B (A) (B)
    5.450%, 12/12/06                                        669             669
  Residential Asset Mortgage
    Products, Ser 2005-RS6, Cl
    A11 (A)
    5.420%, 11/25/06                                        251             251
  Residential Asset Securities,
    Ser 2005-KS7, Cl A1 (A)
    5.420%, 11/25/06                                        176             176
  Residential Asset Securities,
    Ser 2006-EMX6, Cl A3 (A)
    5.480%, 11/25/06                                      1,005           1,005
  Residential Asset Securities,
    Ser 2006-KS1, Cl A2 (A)
    5.460%, 11/25/06                                        800             800
  Residential Mortgage Securities
    Trust, Ser 20A, Cl A1B (A)
    (B)
    5.516%, 11/10/06                                        424             424
  Residential Mortgage
    Securities, Ser 22A, Cl A1B
    (A) (B)
    5.602%, 11/14/06                                        800             800
  Sequoia Mortgage Trust, Ser
    2004-12, Cl A1A (A)
    5.590%, 11/20/06                                        262             262
  Sequoia Mortgage Trust, Ser
    2005-1, Cl A1 (A)
    5.550%, 11/20/06                                        255             255
  Terra, Ser 1, Cl A1 (A) (B)
    5.450%, 11/15/06                                      1,729           1,729
  Wadsworth CDO, Ser 2006-1A, Cl
    B (A) (B)
    5.876%, 02/05/07                                        315             315
  Washington Mutual, Ser
    2003-AR3, Cl A5 (A)
    3.927%, 11/01/06                                      2,045           2,009
  Washington Mutual, Ser
    2005-AR3, Cl A2 (A)
    4.642%, 11/23/06                                      1,019           1,005
  Washington Mutual, Ser
    2006-AR2, Cl 1A1 (A)
    5.327%, 11/01/06                                      1,938           1,936

--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2006

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


Ultra Short Bond Fund
October 31, 2006 (unaudited)


--------------------------------------------------------------------------------
                                                  Face Amount              Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  Wells Fargo Mortgage Backed
    Securities, Ser 2003-J, Cl
    2A4 (A)
    4.450%, 10/25/33                                   $  1,023        $  1,004
  Wells Fargo Mortgage Backed
    Securities, Ser 2004-BB, Cl
    A2 (A)
    4.557%, 11/01/06                                        929             912
  Wells Fargo Mortgage Backed
    Securities, Ser 2005-AR16, Cl
    3A2 (A)
    4.996%, 11/01/06                                      1,897           1,886
  Wells Fargo Mortgage Backed
    Securities, Ser 2005-AR4, Cl
    2A2 (A)
    4.530%, 11/01/06                                         30              30
  Wells Fargo Mortgage Backed
    Securities, Ser 2006-AR5, Cl
    2A1 (A)
    5.542%, 11/01/06                                      1,645           1,652
  Wells Fargo Mortgage Backed
    Securities, Ser 2006-AR6, Cl
    2A1 (A)
    5.240%, 11/01/06                                      1,846           1,841
  Westpac Securitisation Trust,
    Ser 2005-1G, Cl A1 (A)
    5.459%, 12/23/06                                        538             538
  William Street Funding, Ser
    2006-1, Cl A (A) (B)
    5.741%, 01/24/07                                      1,260           1,260
                                                                       ---------
                                                                          95,282
                                                                       ---------
Total Asset Backed Securities
  (Cost $188,286) ($ Thousands)                                         188,313
                                                                       ---------

CORPORATE BONDS -- 12.2%
ASSET BACKED - OTHER-- 4.6%
  Asset Backed Funding
    Certificates, Ser 2006-OPT2,
    Cl A3B (A)
    5.420%, 11/25/06                                      1,900           1,900
  Cabela's Master Credit Card
    Trust, Ser 2006-3A, Cl B (A)(B)
    5.520%, 12/15/06                                      2,000           2,000
  Capitalsource Commercial Loan
    Trust, Ser 2006-2A, Cl A2A (A)(B)
    5.530%, 11/20/06                                      1,460           1,460
  GMAC Mortgage Corporation Loan
    Trust, Ser 2006-HE4, Cl A2 (A)
    5.466%, 11/25/06                                      2,000           2,000
  Metris Master Trust, Ser
    2005-2, Cl B (A)
    5.600%, 11/20/06                                      1,000           1,000
  Permanent Master Issuer PLC, Se
    2006-1, Cl 2C (A)
    5.773%, 01/16/07                                      1,200           1,193
  Washington Mutual Master Note
    Trust, Ser 2006-C2A, Cl C2
    (A) (B)
    5.820%, 11/15/06                                      1,300           1,300
                                                                       --------
                                                                         10,853
                                                                       ---------
AUTO FINANCE -- 1.4%
  DaimlerChrysler MTN, Ser E (A)
    6.019%, 11/01/06                                      2,000           2,006

--------------------------------------------------------------------------------
                                                  Face Amount              Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  Ford Motor Credit MTN (A)
    6.194%, 12/28/06                                   $  1,250        $  1,242
                                                                       --------
                                                                          3,248
                                                                       --------
BANKS -- 0.4%
  BNP Paribas NY
    7.200%, 01/15/07                                      1,000           1,003
                                                                       --------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 0.4%
  Clear Channel Communications
    6.000%, 11/01/06                                      1,000           1,000
                                                                       --------
CONSUMER PRODUCTS -- 0.9%
  Whirlpool (A)
    5.890%, 12/15/06                                      2,000           2,004
                                                                       --------
ELECTRICAL SERVICES -- 0.4%
  Dominion Resources, Ser G (D)
    3.660%, 11/15/06                                      1,000             999
                                                                       --------
FINANCIAL SERVICES -- 0.7%
  FPL Group Capital
    5.551%, 02/16/08                                      1,755           1,759
                                                                       --------
FOOD, BEVERAGE & TOBACCO -- 0.7%
  Sabmiller PLC (A) (B)
    5.672%, 01/01/07                                      1,705           1,706
                                                                       --------
INSURANCE -- 1.9%
  Ace Limited
    6.000%, 04/01/07                                      2,000           2,004
  Marsh & Mclennan (A)
    5.513%, 01/13/07                                      1,420           1,420
  Travelers Property Casualty
    3.750%, 03/15/08                                      1,000             977
                                                                       --------
                                                                          4,401
                                                                       --------
INVESTMENT BANKER/BROKER DEALER -- 0.6%
  Credit Suisse First Boston USA
    (A)
    5.501%, 12/02/06                                      1,500           1,503
                                                                       --------
PETROLEUM & FUEL PRODUCTS -- 0.2%
  Keyspan
    4.900%, 05/16/08                                        360             358
                                                                       --------
Total Corporate Bonds
  (Cost $28,857) ($ Thousands)                                           28,834
                                                                       ---------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 7 6%
  FHLMC
      7.000%, 03/01/07                                        8               8
  FHLMC (A)
      6.671%, 11/01/06                                    1,206           1,218
      6.585%, 11/01/06                                    1,832           1,846
  FHLMC REMIC, Ser 1599, Cl C
      6.100%, 10/15/23                                      413             419
  FHLMC REMIC, Ser 2630, Cl HA
      3.000%, 01/15/17                                    1,802           1,701
  FHLMC REMIC, Ser 2684, Cl QM
      3.500%, 03/15/19                                      146             145
  FHLMC REMIC, Ser 2691, Cl OK
      3.500%, 05/15/17                                      269             268
  FHLMC REMIC, Ser 2727, Cl PA
      4.125%, 08/15/18                                      443             441

--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2006

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


Ultra Short Bond Fund
October 31, 2006 (unaudited)


--------------------------------------------------------------------------------
                                                  Face Amount              Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  FHLMC REMIC, Ser 2750, Cl NA
      3.500%, 03/15/15                                 $    220        $    219
  FHLMC REMIC, Ser 2750, Cl OA
      3.500%, 10/15/11                                      266             265
  FNMA
      6.340%, 02/01/08                                    1,294           1,298
  FNMA (A)
      7.070%, 11/01/06                                      856             869
      6.947%, 11/01/06                                      309             314
      6.755%, 11/01/06                                      818             826
      6.533%, 11/01/06                                      184             186
      6.410%, 11/01/06                                    1,436           1,451
      6.359%, 11/01/06                                       85              87
      6.247%, 11/01/06                                      233             234
  FNMA REMIC, Ser 1993-220, Cl FA
    (A)
      5.943%, 11/25/06                                      225             227
  FNMA REMIC, Ser 1993-58, Cl H
      5.500%, 04/25/23                                      307             308
  FNMA REMIC, Ser 2001-33, Cl FA
    (A)
      5.770%, 11/25/06                                      410             414
  FNMA REMIC, Ser 2002-63, Cl QF
    (A)
      5.620%, 11/25/06                                      287             288
  FNMA REMIC, Ser 2002-64, Cl FG
    (A)
      5.570%, 11/18/06                                      350             351
  FNMA REMIC, Ser 2002-78, Cl AU
      5.000%, 06/25/30                                    1,078           1,071
  FNMA REMIC, Ser 2006-39, Cl PB
      5.500%, 07/25/29                                    3,418           3,431
  SLMA (A)
      5.500%, 12/15/06                                      263             263
                                                                       --------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $18,350) ($ Thousands)                                           18,148
                                                                       ---------

CERTIFICATES OF DEPOSIT -- 2.1%
  BNP Paribas Finance
    5.330%, 04/30/07                                      1,000           1,000
  Barclays Bank PLC NY
    5.510%, 06/18/07                                      3,000           3,000
  Wells Fargo Bank
    5.090%, 03/29/07                                      1,000           1,000
                                                                       --------
Total Certificates of Deposit
  (Cost $5,000) ($ Thousands)                                             5,000
                                                                       ---------

COLLATERALIZED LOAN OBLIGATION -- 0.2%
MISCELLANEOUS BUSINESS SERVICES -- 0.2%
  Franklin, Ser 4A, Cl A (A) (B)
    5.940%, 12/22/06                                        500             502
                                                                       --------
Total Collateralized Loan Obligation
  (Cost $503) ($ Thousands)                                                 502
                                                                       ---------

--------------------------------------------------------------------------------
                                                  Face Amount              Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (C) -- 0.4%
  UBS Securities LLC
    5.310%, dated 10/31/06, to be
    repurchased on 11/01/06,
    repurchase price $900,133
    (collateralized by a U.S.
    Government obligation, par value
    $1,480,000, 5.000%, 01/01/19,
    with total market value $919,150)                  $    900        $    900
                                                                       ---------
Total Repurchase Agreement
  (Cost $900) ($ Thousands)                                                 900
                                                                       ---------

Total Investments -- 101.8%
  (Cost $241,896) ($ Thousands)+                                       $241,697
                                                                       =========
Percentages are based on Net Assets of $237,339 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2006. The date shown is the earlier of the reset date or the demand date.
(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of October 31, 2006 was $42,683 ($ Thousands) and represented 17.66% of Net Assets. This security has been deemed liquid by the Board of Trustees.
(C) Tri-Party Repurchase Agreement.
(D) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on October 31, 2006. The coupon on a step bond changes on a specified date.

CDO -- Collateralized Debt Obligation
Cl -- Class
CMB -- Commercial Mortgage Backed
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
Ltd. -- Limited
MTN -- Medium Term Note
NY -- New York
PLC -- Public Limited Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
SLMA -- Student Loan Marketing Association

+ At October 31, 2006, the tax basis cost of the Fund's investments was $241,896, and the unrealized appreciation and depreciation were $400 and $(599) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                    SEI Daily Income Trust / Quarterly Report / October 31, 2006

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Daily Income Trust


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             ---------------------------
                                             Robert A. Nesher, President

Date: December 27, 2006




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             ---------------------------
                                             Robert A. Nesher, President

Date: December 27, 2006


By (Signature and Title)*                    /s/ Stephen F. Panner
                                             ---------------------------
                                             Stephen F. Panner, Controller & CFO

Date: December 27, 2006

* Print the name and title of each signing officer under his or her signature.